Average Annual Total Returns	12 Months Ended		25 Months Ended	36 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CastleArk Large Growth ETF | Russell 1000 Index Return (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%		23.07%
CastleArk Large Growth ETF | Russell 1000 Growth Index Return (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%		27.73%
CastleArk Large Growth ETF | CastleArk Large Growth ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.67%		20.37%
CastleArk Large Growth ETF | CastleArk Large Growth ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.67%		20.37%
CastleArk Large Growth ETF | CastleArk Large Growth ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.32%		15.87%
Frontier Asset Absolute Return ETF | Frontier Asset Absolute Return ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.57%	11.02%
Frontier Asset Absolute Return ETF | Frontier Asset Absolute Return ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.11%	9.52%
Frontier Asset Absolute Return ETF | Frontier Asset Absolute Return ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.24%	7.75%
Frontier Asset Absolute Return ETF | Morningstar Developed Markets All Cap Target Market Exposure Index (Net) (USD) (reflects no deductions for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	21.01%	20.74%
Frontier Asset Absolute Return ETF | HFR (HFRX) Global Hedge Fund Index (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	7.11%
Frontier Asset Core Bond ETF | Frontier Asset Core Bond ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.33%	6.37%
Frontier Asset Core Bond ETF | Frontier Asset Core Bond ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	4.54%
Frontier Asset Core Bond ETF | Frontier Asset Core Bond ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.73%	4.08%
Frontier Asset Core Bond ETF | Morningstar US Core Bond Index (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.12%	7.08%
Frontier Asset Opportunistic Credit ETF | Frontier Asset Opportunistic Credit ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.58%	6.67%
Frontier Asset Opportunistic Credit ETF | Frontier Asset Opportunistic Credit ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.69%	4.82%
Frontier Asset Opportunistic Credit ETF | Frontier Asset Opportunistic Credit ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.88%	4.30%
Frontier Asset Opportunistic Credit ETF | Morningstar US Core Plus Bond Index (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.19%	7.16%
Frontier Asset Global Small Cap Equity ETF | Frontier Asset Global Small Cap Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.32%	21.56%
Frontier Asset Global Small Cap Equity ETF | Frontier Asset Global Small Cap Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.55%	20.81%
Frontier Asset Global Small Cap Equity ETF | Frontier Asset Global Small Cap Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.60%	16.11%
Frontier Asset Global Small Cap Equity ETF | Morningstar Developed Markets All Cap Target Market Exposure Index (Net) (USD) (reflects no deductions for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	21.01%	20.74%
Frontier Asset Global Small Cap Equity ETF | Morningstar Developed Markets Small Cap Index (Net) (USD) (reflects no deductions for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	17.29%	17.46%
Frontier Asset Total International Equity ETF | Frontier Asset Total International Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	29.04%	28.10%
Frontier Asset Total International Equity ETF | Frontier Asset Total International Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.90%	27.00%
Frontier Asset Total International Equity ETF | Frontier Asset Total International Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.16%	20.95%
Frontier Asset Total International Equity ETF | Morningstar Global Markets ex US Index (Net) (USD) (reflects no deductions for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	31.60%	31.02%
Frontier Asset U.S. Large Cap Equity ETF | Frontier Asset U.S. Large Cap Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.36%	14.24%
Frontier Asset U.S. Large Cap Equity ETF | Frontier Asset U.S. Large Cap Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.22%	14.10%
Frontier Asset U.S. Large Cap Equity ETF | Frontier Asset U.S. Large Cap Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	10.80%
Frontier Asset U.S. Large Cap Equity ETF | Morningstar US Large Cap Index (USD) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.78%	19.18%
KOPERNIK GLOBAL ALL-CAP FUND | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	22.34%				11.19%	11.72%
KOPERNIK GLOBAL ALL-CAP FUND | CLASS A SHARES
Prospectus [Line Items]
Average Annual Return, Percent	54.97%				13.03%	15.01%
KOPERNIK GLOBAL ALL-CAP FUND | CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent	64.79%				14.65%	15.98%
KOPERNIK GLOBAL ALL-CAP FUND | CLASS I SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	57.58%				11.40%	13.80%
KOPERNIK GLOBAL ALL-CAP FUND | CLASS I SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	40.90%				10.57%	12.63%
KOPERNIK INTERNATIONAL FUND | MSCI All Country World Index ex-US (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	32.39%				7.91%	8.41%
KOPERNIK INTERNATIONAL FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent	54.46%				10.93%	[1]
KOPERNIK INTERNATIONAL FUND | CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent	54.88%				11.22%	11.89%
KOPERNIK INTERNATIONAL FUND | CLASS I SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	49.09%				8.89%	10.46%
KOPERNIK INTERNATIONAL FUND | CLASS I SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	34.76%				8.19%	9.42%
PMV Adaptive Risk Parity ETF | Morningstar US Core Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.12%			4.16%
PMV Adaptive Risk Parity ETF | PMV Adaptive Risk Parity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.86%			11.37%
PMV Adaptive Risk Parity ETF | PMV Adaptive Risk Parity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.00%			9.39%
PMV Adaptive Risk Parity ETF | PMV Adaptive Risk Parity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.28%			8.00%

[1]	Investor Class Shares of the Fund were offered beginning December 10, 2018.